SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Cablevision Systems Corporation And Subsidiaries	6 Months Ended
Jun. 20, 2016
Schedule of common stock

	Shares of Common Stock Outstanding
	Class A Common Stock	Class B Common Stock
Balance at December 31, 2013	213,598,590	54,137,673

Employee and non-employee director stock transactions(a)	6,621,345	—

Balance at December 31, 2014	220,219,935	54,137,673

Employee and non-employee director stock transactions(a)	2,352,275	—

Balance at December 31, 2015	222,572,210	54,137,673

Employee and non-employee director stock transactions(a)	(185,276)	—

Balance at June 20, 2016	222,386,934	54,137,673

(a)

Primarily included issuances of common stock in connection with employee and non-employee director exercises of stock options and restricted shares granted to employees, offset by shares acquired by the Company in connection with the fulfillment of employees' statutory tax withholding obligation for applicable income and other employment taxes and forfeited employee restricted shares.

Schedule of cash dividends declared

Declaration Date	Dividend per Share	Record Date	Payment Date
August 6, 2015	$0.15	August 21, 2015	September 10, 2015
May 1, 2015	$0.15	May 22, 2015	June 12, 2015
February 24, 2015	$0.15	March 16, 2015	April 3, 2015
November 5, 2014	$0.15	November 21, 2014	December 12, 2014
July 29, 2014	$0.15	August 15, 2014	September 5, 2014
May 6, 2014	$0.15	May 23, 2014	June 13, 2014
February 25, 2014	$0.15	March 14, 2014	April 3, 2014

Reconciliation of weighted average shares used in the calculations of the basic and diluted net income per share attributable to Cablevision stockholders

		Years Ended December 31,
	January 1, 2016 to June 20, 2016
		2015	2014
Basic weighted average shares outstanding	272,035	269,388	264,623
Effect of dilution:
Stock options	4,444	3,532	3,247
Restricted stock	3,720	3,419	2,833

Diluted weighted average shares outstanding	280,199	276,339	270,703